Collaborations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of VIE, Carrying Value of Investment [Table Text Block]
	Carrying value of investment in VIE			Maximum
	Equity	R&D		exposure
	investment	prepayment	Total	to loss
	RMB ’000	RMB ’000	RMB ’000	RMB ’000
APGC	-	-	-	-
Ascentage SH	3,159	-	3,159	3,159